Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative-Effect Adjustment	Total Taro Shareholders' Equity [Member]	Total Taro Shareholders' Equity [Member] Cumulative-Effect Adjustment	Non-controlling Interest [Member]	Non-controlling Interest [Member] Cumulative-Effect Adjustment
Balance at Mar. 31, 2020	$ 2,109,759	$ 680	$ 262,445	$ (163,037)	$ (721,494)	$ 2,725,270		$ 2,103,864		$ 5,895
Balance, shares at Mar. 31, 2020		38,258,000
Repurchase of treasury stock	$ (24,978)				(24,978)			(24,978)
Repurchase of treasury stock, shares	(332,033)	(332,000)
Comprehensive income, net of tax	$ 11,416			11,416				11,416
Net income (loss)	(400,740)					(386,653)		(386,653)		(14,087)
Balance at Mar. 31, 2021	1,695,457	$ 680	262,445	(151,621)	(746,472)	2,338,617	$ (8,192)	1,703,649	$ (8,192)	$ (8,192)	$ 8,192
Balance, shares at Mar. 31, 2021		37,926,000
Repurchase of treasury stock	$ (24,934)				(24,934)			(24,934)
Repurchase of treasury stock, shares	(341,413)	(341,000)
Comprehensive income, net of tax	$ (17,344)			(17,344)				(17,344)
Net income (loss)	58,266					58,266		58,266
Balance at Mar. 31, 2022	$ 1,711,445	$ 680	262,445	(168,965)	(771,406)	2,388,691		1,711,445
Balance, shares at Mar. 31, 2022		37,585,000
Repurchase of treasury stock, shares	0
Comprehensive income, net of tax	$ (6,031)			(6,031)				(6,031)
Net income (loss)	25,445					25,445		25,445
Balance at Mar. 31, 2023	$ 1,730,859	$ 680	$ 262,445	$ (174,996)	$ (771,406)	$ 2,414,136		$ 1,730,859
Balance, shares at Mar. 31, 2023		37,585,000